Average Annual Total Returns - LVIP PIMCO Low Duration Bond Fund	Standard Class 1 year	Standard Class 5 years	Standard Class Since Inception	Standard Class Inception Date	Service Class 1 year	Service Class 5 years	Service Class Since Inception	Service Class Inception Date	ICE Bank of America 1-3 Yr US Treasury Index (reflects no deductions for fees, expenses or taxes) 1 year	ICE Bank of America 1-3 Yr US Treasury Index (reflects no deductions for fees, expenses or taxes) 5 years	ICE Bank of America 1-3 Yr US Treasury Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	4.09%	2.58%	2.21%	May 01, 2014	3.83%	2.32%	1.96%	May 01, 2014	3.10%	1.90%	1.56%